Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Select Core Equity Managed Volatility Fund Supplement Dated October 11, 2018 to the Prospectus Dated May 1, 2018

This Supplement updates certain information in the Prospectus for the LVIP Select Core Equity Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the Prospectus for the Fund are effective November 19, 2018.

I.	The Fund’s name is changed to “LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund.” All references regarding the Fund’s name are updated accordingly.

II.	The following disclosure is added as a footnote to the Fund name below the Investment Objective on page 1 under the Summary section:

*Fidelity Institutional AM is a service mark of FMR LLC. Used with permission.

LVIP Select Core Equity Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Select Core Equity Managed Volatility Fund Supplement Dated October 11, 2018 to the Prospectus Dated May 1, 2018

This Supplement updates certain information in the Prospectus for the LVIP Select Core Equity Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the Prospectus for the Fund are effective November 19, 2018.

I.	The Fund’s name is changed to “LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund.” All references regarding the Fund’s name are updated accordingly.

II.	The following disclosure is added as a footnote to the Fund name below the Investment Objective on page 1 under the Summary section:

*Fidelity Institutional AM is a service mark of FMR LLC. Used with permission.